Accrued Payroll and Benefits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Schedule of Accrued Payroll and Benefits

Accrued payroll and benefits consisted of the following as of September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
Accrued bonuses	$7,854	$3,449
Accrued paid time off	2,157	2,154
Accrued payroll	5,536	4,470
Accrued other	2,410	959

Total accrued payroll and benefits	$17,957	$11,032

Accrued payroll and benefits consisted of the following as of December 31, 2019 and 2018:

	2019	2018
Accrued bonuses	$3,449	$1,585
Accrued paid time off	2,154	2,289
Accrued payroll	4,470	3,496
Accrued other	959	837

Total accrued payroll and benefits	$11,032	$8,207